UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-02968-99

Name of Registrant: Vanguard Trustees' Equity Fund

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: October 31

Date of reporting period: January 31, 2013

Item 1: Schedule of Investments

International Value Fund

Schedule of Investments
As of January 31, 2013

		Market
		Value
	Shares	($000)
Common Stocks (95.2%)[1]
Australia (1.2%)
BHP Billiton Ltd.	1,437,738	56,550
Orica Ltd.	1,027,682	27,481
		84,031
Belgium (1.3%)
Anheuser-Busch InBev NV	1,097,841	96,598

Brazil (1.8%)
Cielo SA	1,183,377	33,469
Vale SA Class B ADR	1,588,600	32,042
Estacio Participacoes SA	1,288,000	28,524
Petroleo Brasileiro SA ADR Type A	983,300	17,788
Petroleo Brasileiro SA ADR	701,400	12,821
Cia de Transmissao de Energia Eletrica Paulista Prior Pfd.	450,300	7,914
		132,558
Canada (0.4%)
Potash Corp. of Saskatchewan Inc.	674,500	28,653

China (3.2%)
China Mobile Ltd.	7,441,500	81,367
China Construction Bank Corp.	60,512,800	52,200
Geely Automobile Holdings Ltd.	95,565,000	49,924
^,* China ZhengTong Auto Services Holdings Ltd.	12,635,500	11,255
Industrial & Commercial Bank of China Ltd.	11,995,000	9,033
^ Lonking Holdings Ltd.	33,419,000	8,706
^ Zhongsheng Group Holdings Ltd.	5,663,500	8,472
^ Dongyue Group	12,444,000	8,313
Kingboard Laminates Holdings Ltd.	520,500	262
		229,532
Denmark (1.1%)
AP Moeller - Maersk A/S Class B	7,454	59,463
Carlsberg A/S Class B	141,865	15,175
DSV A/S	318,300	8,160
		82,798
Finland (0.5%)
Sampo	989,551	35,524

France (7.4%)
Sanofi	977,268	95,271
BNP Paribas SA	859,808	53,949
Vinci SA	1,007,641	51,293
Safran SA	1,059,903	48,679
France Telecom SA	4,175,143	47,417
Cap Gemini SA	925,300	44,591
Total SA	643,318	34,863
Technip SA	281,551	30,486
Valeo SA	551,866	29,738
LVMH Moet Hennessy Louis Vuitton SA	144,441	27,195
CNP Assurances	1,563,073	25,841

ArcelorMittal	1,251,300	21,472
Schneider Electric SA	238,700	18,160
		528,955
Germany (6.0%)
SAP AG	1,552,572	127,323
Deutsche Post AG	2,294,528	53,880
Siemens AG	474,509	51,989
Bayer AG	432,132	42,644
Bayerische Motoren Werke AG	402,460	40,536
Merck KGaA	245,807	34,175
Allianz SE	232,307	33,241
Software AG	491,437	18,922
Metro AG	535,449	16,537
Leoni AG	245,739	10,633
		429,880
Greece (0.1%)
OPAP SA	1,057,356	9,154

Hong Kong (3.8%)
Swire Pacific Ltd. Class A	6,108,350	78,403
Hutchison Whampoa Ltd.	5,417,000	60,546
China Mobile Ltd. ADR	831,900	45,505
* Wynn Macau Ltd.	12,530,400	35,157
Sands China Ltd.	5,459,000	27,548
Luk Fook Holdings International Ltd.	5,332,000	18,695
Jardine Matheson Holdings Ltd.	136,780	8,870
		274,724
Indonesia (1.0%)
Telekomunikasi Indonesia Persero Tbk PT ADR	1,002,869	39,764
Bank Mandiri Persero Tbk PT	35,102,000	32,633
		72,397
Ireland (0.5%)
Ryanair Holdings plc ADR	838,400	32,656

Italy (2.8%)
Eni SPA	3,675,331	91,801
Intesa Sanpaolo SPA (Registered)	26,368,321	53,748
Atlantia SPA	1,667,292	30,788
* UniCredit SPA	4,018,600	25,941
		202,278
Japan (15.3%)
Sumitomo Mitsui Financial Group Inc.	3,129,700	125,701
Seven & I Holdings Co. Ltd.	2,767,083	84,059
Japan Tobacco Inc.	2,018,900	62,992
Mitsubishi Corp.	2,964,000	62,532
Toyota Motor Corp.	1,254,900	59,940
Panasonic Corp.	8,872,100	58,401
Omron Corp.	2,436,400	58,069
Dai Nippon Printing Co. Ltd.	7,155,000	57,844
Bridgestone Corp.	2,169,400	56,896
Fujitsu Ltd.	14,044,000	56,868
Tokyo Electron Ltd.	1,262,900	54,307
Fujikura Ltd.	16,860,000	52,443
Yaskawa Electric Corp.	5,481,000	51,197
Daito Trust Construction Co. Ltd.	396,600	39,076

LIXIL Group Corp.	1,662,800	38,641
Komatsu Ltd.	1,269,600	33,766
Yahoo Japan Corp.	77,505	30,393
Canon Inc.	820,700	29,886
Softbank Corp.	673,200	23,987
FANUC Corp.	134,500	20,989
Lintec Corp.	757,500	14,008
Yamato Kogyo Co. Ltd.	342,800	9,819
Miraca Holdings Inc.	216,500	9,026
Nippon Electric Glass Co. Ltd.	1,219,000	5,875
		1,096,715
Mexico (0.4%)
* Genomma Lab Internacional SAB de CV Class B	11,686,900	26,684

Netherlands (4.7%)
* ING Groep NV	9,325,897	94,326
Heineken NV	865,660	60,875
Akzo Nobel NV	735,300	50,326
Unilever NV	1,210,883	49,061
PostNL NV	16,932,427	44,376
Randstad Holding NV	924,321	38,324
		337,288
Norway (0.3%)
Petroleum Geo-Services ASA	1,316,004	23,347

Russia (2.7%)
Gazprom OAO ADR	7,699,803	72,517
Sberbank of Russia	19,140,340	69,811
Mobile Telesystems OJSC ADR	1,747,847	34,362
VTB Bank OJSC GDR	4,603,697	16,805
		193,495
Singapore (2.5%)
Genting Singapore plc	50,985,000	63,889
Singapore Telecommunications Ltd.	20,850,000	58,927
DBS Group Holdings Ltd.	4,684,000	56,612
		179,428
South Africa (0.9%)
Mediclinic International Ltd.	4,549,638	28,785
Standard Bank Group Ltd.	1,562,456	20,328
Mr Price Group Ltd.	1,373,596	18,960
		68,073
South Korea (3.4%)
Samsung Electronics Co. Ltd.	67,293	89,529
Hyundai Mobis	258,126	67,598
E-Mart Co. Ltd.	79,802	17,725
Hyundai Home Shopping Network Corp.	139,131	17,629
Hana Financial Group Inc.	470,830	16,859
SK Innovation Co. Ltd.	99,600	15,696
Daewoo International Corp.	301,100	10,287
KT&G Corp.	113,860	7,940
		243,263
Spain (1.3%)
* Banco Santander SA	3,780,485	31,645
Banco Bilbao Vizcaya Argentaria SA	3,169,698	31,512

Red Electrica Corp. SA	499,300	27,786
		90,943
Sweden (3.0%)
Assa Abloy AB Class B	1,483,843	55,515
Securitas AB Class B	4,389,075	41,014
Swedbank AB Class A	1,248,400	29,478
Sandvik AB	1,786,504	28,661
Getinge AB	872,915	26,937
SKF AB-B Shares	669,400	16,600
Oriflame Cosmetics SA	466,439	15,275
		213,480
Switzerland (5.1%)
Novartis AG	1,354,885	92,100
ABB Ltd.	2,756,144	59,083
Julius Baer Group Ltd.	1,330,039	54,346
Credit Suisse Group AG	1,461,600	43,165
GAM Holding AG	1,914,197	31,549
Swatch Group AG (Bearer)	49,700	27,224
Adecco SA	466,439	26,747
Roche Holding AG	76,511	16,912
Nobel Biocare Holding AG	1,157,759	12,126
		363,252
Taiwan (0.9%)
Taiwan Semiconductor Manufacturing Co. Ltd.	18,526,704	63,486
Wistron Corp.	101,817	118
		63,604
Thailand (1.4%)
Bangkok Bank PCL	7,380,200	51,754
Kasikornbank PCL (Foreign)	6,971,500	46,767
		98,521
Turkey (1.2%)
* Turkcell Iletisim Hizmetleri AS	5,433,000	33,953
Turkiye Halk Bankasi AS	2,656,535	26,231
KOC Holding AS	4,658,988	24,311
		84,495
United Kingdom (17.3%)
HSBC Holdings plc	9,210,214	104,738
* The Royal Bank of Scotland Group plc	16,603,879	90,283
Unilever plc	2,180,438	88,818
British American Tobacco plc	1,345,765	69,942
Vodafone Group plc	22,498,386	61,402
Smith & Nephew plc	5,141,316	59,285
WPP plc	3,672,052	57,659
Prudential plc	3,773,932	57,289
Rio Tinto plc	1,005,096	56,783
Carnival plc	1,384,822	56,135
Royal Dutch Shell plc Class A (Amsterdam Shares)	1,440,928	50,962
GlaxoSmithKline plc	2,039,542	46,653
Informa plc	5,751,898	43,677
Aviva plc	7,404,143	43,140
* Rexam plc	5,621,086	41,786
BP plc	5,619,069	41,596
Barclays plc	8,572,146	41,156
Petrofac Ltd.	1,401,823	36,367
Wolseley plc	725,736	33,865

	BG Group plc			1,579,532	28,035
	British Sky Broadcasting Group plc			2,118,945	27,410
	Associated British Foods plc			901,700	25,005
	Tullow Oil plc			1,256,925	22,663
	BAE Systems plc			4,138,477	22,274
	Inchcape plc			2,376,253	17,831
	Eurasian Natural Resources Corp. plc			3,288,564	17,191
					1,241,945
	United States (3.7%)
*	Delphi Automotive plc			703,300	27,189
*	Weatherford International Ltd.			5,506,800	73,516
*	Ultra Petroleum Corp.			2,429,105	44,258
	Ensco plc Class A			271,900	17,285
*	Popular Inc.			1,844,676	49,511
	RenaissanceRe Holdings Ltd.			168,600	14,439
	TE Connectivity Ltd.			1,116,977	43,428
					269,626
	Total Common Stocks (Cost $6,068,151)				6,833,897
		Coupon
	Temporary Cash Investments (7.3%)[1]
	Money Market Fund (6.7%)
	[2,3] Vanguard Market Liquidity Fund	0.143%		482,412,655	482,413

				Face
			Maturity	Amount
			Date	($000)
	U.S. Government and Agency Obligations (0.6%)
	[4,5] Fannie Mae Discount Notes	0.097%	3/27/13	400	400
6	Federal Home Loan Bank Discount Notes	0.130%	2/1/13	6,000	6,000
	[5,6] Federal Home Loan Bank Discount Notes	0.055%	2/27/13	30,000	29,998
	[6,7] Federal Home Loan Bank Discount Notes	0.130%	3/06/13	3,000	2,999
					39,397
	Total Temporary Cash Investments (Cost $521,811)				521,810
	Total Investments (102.5%) (Cost $6,589,962)				7,355,707
	Other Assets and Liabilities-Net (-2.5%)[3]				(182,507)
	Net Assets (100%)				7,173,200

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $16,993,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.4% and 4.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $18,914,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $13,199,000 have been segregated as initial margin for open futures contracts.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
7 Securities with a value of $1,395,000 have been segregated as collateral for open forward currency contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

International Value Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	609,808	6,224,089	—
Temporary Cash Investments	482,413	39,397	—
Futures Contracts—Liabilities[1]	(676)	—	—
Forward Currency Contracts—Assets	—	1,720	—
Forward Currency Contracts—Liabilities	—	(2,309)	—
Total	1,091,545	6,262,897	—
1 Represents variation margin on the last day of the reporting period.

International Value Fund

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The primary risk associated with the fund's use of these contracts is that a counterparty will fail to fulfill its obligation to pay gains due to the fund under the contracts. The fund attempts to mitigate this risk by, among other things, performing a credit analysis of counterparties, monitoring exposure to counterparties, and by requiring counterparties to post collateral to secure such exposure. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any assets posted as collateral for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At January 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
FTSE 100 Index	March 2013	718	71,261	2,950
Dow Jones EURO STOXX 50 Index	March 2013	1,908	70,213	6,979
Topix Index	March 2013	535	54,960	6,116
S&P ASX 200 Index	March 2013	237	29,943	2,079

Unrealized appreciation (depreciation) on open FTSE 100 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

International Value Fund

At January 31, 2013, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
					Unrealized
	Contract				Appreciation
	Settlement				(Depreciation)
Counterparty	Date		Receive	Deliver	($000)
UBS AG	3/20/13	EUR	45,626USD	60,434	1,515
UBS AG	3/12/13	JPY	4,411,745USD	49,922	(1,567)
UBS AG	3/20/13	GBP	28,752USD	45,369	205
UBS AG	3/26/13	AUD	27,459USD	28,816	(289)
UBS AG	3/20/13	GBP	14,327USD	23,163	(453)
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

E. At January 31, 2013, the cost of investment securities for tax purposes was $6,594,718,000. Net unrealized appreciation of investment securities for tax purposes was $760,989,000, consisting of unrealized gains of $1,119,022,000 on securities that had risen in value since their purchase and $358,033,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Diversified Equity Fund

Schedule of Investments
As of January 31, 2013

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Funds (100.0%)
Vanguard Growth and Income Fund Investor Shares	7,766,467	247,129
Vanguard Windsor II Fund Investor Shares	6,022,884	185,625
Vanguard Windsor Fund Investor Shares	11,509,968	185,541
Vanguard U.S. Growth Fund Investor Shares	8,266,913	185,262
Vanguard Morgan Growth Fund Investor Shares	8,906,613	185,168
Vanguard Explorer Fund Investor Shares	1,455,235	123,520
Vanguard Mid-Cap Growth Fund	2,880,660	62,165
Vanguard Capital Value Fund	5,221,561	62,084
		1,236,494
Total Investment Companies (Cost $1,040,061)		1,236,494
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.143% (Cost $112)	111,951	112

Total Investments (100.0%) (Cost $1,040,173)		1,236,606
Other Assets and Liabilities-Net (0.0%)		(286)
Net Assets (100%)		1,236,320

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At January 31, 2013, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At January 31, 2013, the cost of investment securities for tax purposes was $1,040,173,000. Net unrealized appreciation of investment securities for tax purposes was $196,433,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Vanguard Emerging Markets Select Stock Fund

Schedule of Investments
As of January 31, 2013

		Market
		Value
	Shares	($000)
Common Stocks (94.2%)[1]
Argentina (0.3%)
Arcos Dorados Holdings Inc. Class A	32,000	440

Australia (0.5%)
* Perseus Mining Ltd.	379,906	775

Brazil (10.9%)
Petroleo Brasileiro SA Prior Pfd.	394,704	3,584
Vale SA Prior Pfd.	57,420	1,116
Banco do Brasil SA	85,000	1,042
Usinas Siderurgicas de Minas Gerais SA Prior Pfd.	194,800	1,011
Totvs SA	38,400	836
Banco Santander Brasil SA	112,500	828
Petroleo Brasileiro SA ADR	44,493	813
Vale SA Class B ADR	38,251	772
Randon Participacoes SA Prior Pfd.	124,275	733
EDP - Energias do Brasil SA	118,000	722
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	13,663	652
* Fibria Celulose SA	47,200	578
Itau Unibanco Holding SA ADR	32,933	567
Cia de Bebidas das Americas ADR	11,617	547
All America Latina Logistica SA	123,900	539
Telefonica Brasil SA ADR	21,000	529
Banco Bradesco SA Prior Pfd.	25,400	467
Cia de Saneamento Basico do Estado de Sao Paulo ADR	9,800	436
Cielo SA	15,100	427
Banco Santander Brasil SA ADR	56,200	417
Cia Energetica de Minas Gerais ADR	36,492	401
Souza Cruz SA	24,200	400
Multiplus SA	17,356	373
Braskem SA Prior Pfd.	32,500	245
Itau Unibanco Holding SA Prior Pfd.	12,400	214
Cia Paranaense de Energia Prior Pfd.	13,000	213
Cia Paranaense de Energia ADR	10,900	176
BR Malls Participacoes SA	9,600	124
Brasil Insurance Participacoes e Administracao SA	5,900	64
Localiza Rent a Car SA	2,600	48
Lojas Americanas SA Prior Pfd.	3,784	34
Cia Hering	1,500	29
		18,937
Cambodia (0.1%)
NagaCorp Ltd.	160,000	126

Canada (1.7%)
Methanex Corp.	36,250	1,304
First Quantum Minerals Ltd.	43,800	883
* Continental Gold Ltd.	51,000	426
Sherritt International Corp.	59,500	351

* Sino-Forest Corp.	1,600	—
		2,964
Chile (0.4%)
Sociedad Quimica y Minera de Chile SA ADR	6,951	395
SACI Falabella	17,848	208
		603
China (17.0%)
China Shenhua Energy Co. Ltd.	484,500	2,083
China Mobile Ltd.	183,000	2,001
CNOOC Ltd.	961,000	1,978
China Construction Bank Corp.	2,221,850	1,917
Industrial & Commercial Bank of China Ltd.	2,006,380	1,511
China Pacific Insurance Group Co. Ltd.	374,000	1,462
Lenovo Group Ltd.	1,337,600	1,393
Yingde Gases	1,124,500	1,262
China Power International Development Ltd.	2,796,600	1,013
Mindray Medical International Ltd. ADR	25,300	956
China Unicom Hong Kong Ltd.	561,000	898
* Huadian Power International Co.	2,049,700	866
Kingboard Laminates Holdings Ltd.	1,633,625	821
China Resources Power Holdings Co. Ltd.	290,000	802
Shanghai Electric Group Co. Ltd.	1,704,000	705
China Oilfield Services Ltd.	314,000	680
* Haier Electronics Group Co. Ltd.	384,000	640
Tsingtao Brewery Co. Ltd.	100,000	578
China BlueChemical Ltd.	790,000	568
* Melco Crown Entertainment Ltd. ADR	25,336	531
China Coal Energy Co. Ltd.	461,000	514
Shui On Land Ltd.	1,038,000	503
ENN Energy Holdings Ltd.	102,500	491
Zhongsheng Group Holdings Ltd.	319,000	477
Bank of Communications Co. Ltd.	540,000	458
China Shineway Pharmaceutical Group Ltd.	247,100	452
Ping An Insurance Group Co. of China Ltd.	48,500	435
* China Taiping Insurance Holdings Co. Ltd.	201,500	425
PetroChina Co. Ltd.	286,000	406
China Dongxiang Group Co.	2,220,000	358
Guangdong Investment Ltd.	412,000	342
AMVIG Holdings Ltd.	866,000	330
Vinda International Holdings Ltd.	230,000	319
Greatview Aseptic Packaging Co. Ltd.	438,000	266
China Overseas Grand Oceans Group Ltd.	159,000	221
Huabao International Holdings Ltd.	379,000	207
Dongfeng Motor Group Co. Ltd.	78,000	128
Intime Department Store Group Co. Ltd.	70,000	92
Daphne International Holdings Ltd.	66,600	86
Shandong Weigao Group Medical Polymer Co. Ltd.	77,500	75
Sun Art Retail Group Ltd.	47,500	69
* Chaoda Modern Agriculture Holdings Ltd.	404,000	20
		29,339

Colombia (0.3%)
Bancolombia SA ADR	7,000	487

Czech Republic (0.1%)
Komercni Banka AS	1,198	243

Egypt (0.2%)
Commercial International Bank Egypt SAE	64,056	338

Exchange-Traded Funds (2.9%)
3 Vanguard FTSE Emerging Markets ETF	89,800	4,001
iShares Core MSCI Emerging Markets ETF	18,300	953
		4,954
Hong Kong (3.3%)
Pacific Basin Shipping Ltd.	2,147,750	1,249
Texwinca Holdings Ltd.	967,000	910
Sands China Ltd.	154,500	780
Wharf Holdings Ltd.	82,000	724
* Galaxy Entertainment Group Ltd.	140,000	631
Hang Lung Properties Ltd.	126,000	476
Stella International Holdings Ltd.	147,500	424
ASM Pacific Technology Ltd.	25,900	327
Luk Fook Holdings International Ltd.	17,000	60
Oriental Watch Holdings	150,000	59
		5,640
Hungary (0.7%)
OTP Bank plc	28,950	622
Magyar Telekom Telecommunications plc	282,650	534
		1,156
India (7.0%)
ITC Ltd.	273,197	1,580
HCL Technologies Ltd.	116,822	1,513
Reliance Industries Ltd.	62,047	1,034
Genpact Ltd.	54,900	920
Axis Bank Ltd.	28,264	800
Punjab National Bank	46,470	797
* Idea Cellular Ltd.	352,467	749
Yes Bank Ltd.	71,850	706
HDFC Bank Ltd. ADR	15,817	636
Marico Ltd.	122,299	521
DLF Ltd.	99,688	520
Bank of India	74,898	497
Dr Reddy's Laboratories Ltd. ADR	7,940	285
Cairn India Ltd.	43,912	267
* GlaxoSmithKline Consumer Healthcare Ltd.	3,728	264
Indian Bank	54,425	207
Corp Bank	24,000	206
Central Bank Of India	130,000	206
Indiabulls Financial Services Ltd.	20,600	127
Nava Bharat Ventures Ltd.	31,633	117
Ceylon Tobacco Co. plc	14,094	94
Gujarat NRE Coke Ltd.	161,972	62
United Spirits Ltd.	1,277	43
		12,151
Indonesia (0.9%)
Indofood CBP Sukses Makmur Tbk PT	723,000	595

Bank Rakyat Indonesia Persero Tbk PT	621,000	507
* Bekasi Fajar Industrial Estate Tbk PT	1,859,500	139
Telekomunikasi Indonesia Persero Tbk PT ADR	3,400	135
Astra International Tbk PT	138,500	105
Mayora Indah Tbk PT	46,500	98
		1,579
Kazakhstan (0.1%)
*,2 KCell JSC GDR	17,704	230

Kenya (0.1%)
Safaricom Ltd.	2,459,100	153

Kuwait (0.2%)
Agility Public Warehousing Co. KSC	200,000	405

Luxembourg (0.5%)
Ternium SA ADR	17,800	420
L'Occitane International SA	122,500	368
		788
Malaysia (1.6%)
Genting Malaysia Bhd.	820,100	969
AMMB Holdings Bhd.	262,700	538
CIMB Group Holdings Bhd.	227,900	529
UMW Holdings Bhd.	61,000	238
British American Tobacco Malaysia Bhd.	11,600	214
Axiata Group Bhd.	98,900	201
Guinness Anchor Bhd.	13,700	71
		2,760
Mexico (3.1%)
Grupo Comercial Chedraui SA de CV	276,900	961
Grupo Financiero Banorte SAB de CV	115,600	797
America Movil SAB de CV ADR	26,600	669
Wal-Mart de Mexico SAB de CV	202,200	656
Grupo Mexico SAB de CV Class B	149,800	558
* Grupo Televisa SAB ADR	16,700	468
* Cemex SAB de CV ADR	43,000	467
America Movil SAB de CV	328,300	412
* Grupo Financiero Santander Mexico SAB de CV ADR	25,300	393
		5,381
Nigeria (0.1%)
Zenith Bank plc	1,601,716	209

Papua New Guinea (0.0%)
New Britain Palm Oil Ltd.	8,714	78

Peru (0.4%)
Southern Copper Corp. (U.S. Shares)	11,037	435
Cia de Minas Buenaventura SA ADR	11,196	331

Philippines (1.1%)
Energy Development Corp.	6,124,700	1,077
Metropolitan Bank & Trust	130,690	339
Robinsons Land Corp.	487,400	257
Ayala Land Inc.	166,300	118
Puregold Price Club Inc.	89,200	77

* Bloomberry Resorts Corp.	144,000	46
		1,914
Poland (0.8%)
* Cyfrowy Polsat SA	151,025	818
Bank Pekao SA	8,453	416
* Alior Bank SA	8,562	199
		1,433
Qatar (0.7%)
Industries Qatar QSC	26,007	1,209

Russia (5.3%)
Gazprom OAO ADR	206,632	1,946
Lukoil OAO ADR	20,227	1,364
Rosneft OAO GDR	145,088	1,274
Sberbank of Russia ADR	83,625	1,234
Lukoil OAO ADR	11,423	770
Magnit OJSC GDR	11,800	524
Eurasia Drilling Co. Ltd. GDR	13,666	518
Phosagro OAO GDR	30,484	424
Mobile Telesystems OJSC ADR	21,448	421
Sberbank of Russia	107,716	393
*,2 Sberbank of Russia GDR	10,464	154
* Pharmstandard OJSC GDR	6,505	126
		9,148
Singapore (0.2%)
Olam International Ltd.	233,000	305

South Africa (4.8%)
Sasol Ltd.	52,159	2,252
Discovery Holdings Ltd.	135,184	1,000
Imperial Holdings Ltd.	44,500	969
Standard Bank Group Ltd.	68,500	891
MTN Group Ltd.	42,297	828
Aveng Ltd.	186,400	652
Old Mutual plc	176,781	527
Naspers Ltd.	6,767	437
African Bank Investments Ltd.	107,427	370
Impala Platinum Holdings Ltd.	7,253	131
Anglo American Platinum Ltd.	2,571	126
Barloworld Ltd.	9,200	86
Massmart Holdings Ltd.	3,963	81
		8,350
South Korea (13.3%)
Samsung Electronics Co. Ltd.	4,911	6,534
Hana Financial Group Inc.	84,270	3,018
Shinhan Financial Group Co. Ltd.	55,164	2,073
SK Telecom Co. Ltd.	7,600	1,169
Hyundai Mipo Dockyard	9,950	1,070
KB Financial Group Inc.	23,830	848
LG Electronics Inc.	12,000	794
GS Holdings	10,178	664
Hyundai Mobis	2,344	614
Dongbu Insurance Co. Ltd.	14,210	610
E-Mart Co. Ltd.	2,734	607
Hyundai Motor Co.	2,974	560
NHN Corp.	2,502	553

LG Chem Ltd.	1,938	542
Lotte Chemical Corp.	2,307	535
POSCO ADR	5,964	486
Hyundai Heavy Industries Co. Ltd.	2,344	463
* LG Life Sciences Ltd.	6,816	368
Doosan Corp.	3,110	367
Kolon Industries Inc.	6,311	357
Grand Korea Leisure Co. Ltd.	9,370	264
* Shinhan Financial Group Co. Ltd. ADR	6,780	254
Coway Co. Ltd.	4,220	183
Hyundai Department Store Co. Ltd.	430	64
		22,997
Spain (0.6%)
Prosegur Cia de Seguridad SA	106,445	666
* Cemex Latam Holdings SA	60,085	454
		1,120
Switzerland (0.3%)
* Dufry AG	4,224	576

Taiwan (7.5%)
Taiwan Semiconductor Manufacturing Co. Ltd.	866,000	2,968
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	117,030	2,076
Hon Hai Precision Industry Co. Ltd.	661,620	1,894
Delta Electronics Inc.	396,000	1,435
Compal Electronics Inc.	1,319,000	959
Advanced Semiconductor Engineering Inc.	1,016,330	820
Wistron Corp.	395,162	458
Yuanta Financial Holding Co. Ltd.	794,842	431
Taishin Financial Holding Co. Ltd.	1,029,404	408
WPG Holdings Ltd.	208,000	280
Advantech Co. Ltd.	61,200	256
Chunghwa Telecom Co. Ltd.	80,000	255
Airtac International Group	42,500	249
Oriental Union Chemical Corp.	209,000	247
Far Eastern New Century Corp.	132,410	154
		12,890
Thailand (3.0%)
Krung Thai Bank PCL (Foreign)	1,435,875	1,114
Bangkok Bank PCL	134,200	941
PTT Global Chemical PCL	326,051	875
Siam Commercial Bank PCL (Foreign)	116,300	698
PTT PCL (Foreign)	52,700	604
Bangkok Bank PCL (Foreign)	70,400	519
PTT Global Chemical PCL (Foreign)	89,300	240
Advanced Info Service PCL (Foreign)	17,500	121
Central Pattana PCL (Foreign)	20,400	58
		5,170
Turkey (2.6%)
Turkiye Garanti Bankasi AS	204,117	1,023
Tupras Turkiye Petrol Rafinerileri AS	28,771	794
* Asya Katilim Bankasi AS	609,686	773
Turkiye Vakiflar Bankasi Tao	259,800	759
Turkiye Halk Bankasi AS	42,133	416
Akbank TAS	73,325	371
* Turkcell Iletisim Hizmetleri AS	50,983	319

	Ford Otomotiv Sanayi AS			10,480	119
					4,574
	United Arab Emirates (0.5%)
	DP World Ltd.			67,906	910

	United Kingdom (1.1%)
	AZ Electronic Materials SA			178,831	1,059
*	Polyus Gold International Ltd.			123,024	437
*	Ophir Energy plc			34,363	279
	African Barrick Gold plc			26,683	151
					1,926
	Total Common Stocks (Cost $151,422)				163,024
		Coupon
	Temporary Cash Investments (5.7%)[1]
	Money Market Fund (5.3%)
4	Vanguard Market Liquidity Fund	0.143%		9,114,000	9,114

				Face
			Maturity	Amount
			Date	($000)
	U.S. Government and Agency Obligations (0.4%)
	[5,6] Fannie Mae Discount Notes	0.097%	3/27/13	300	300
	[6,7] Federal Home Loan Bank Discount Notes	0.105%	4/3/13	400	400
					700
	Total Temporary Cash Investments (Cost $9,815)				9,814
	Total Investments (99.9%) (Cost $161,237)				172,838
	Other Assets and Liabilities-Net (0.1%)				185
	Net Assets (100%)				173,023

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 97.8% and 2.1%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2013, the aggregate value of these securities was $384,000, representing 0.2% of net assets.
3 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 Securities with a value of $400,000 have been segregated as initial margin for open futures contracts.
7 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

Emerging Markets Select Stock Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	34,092	—	—
Common Stocks—Other	8,015	120,917	—
Temporary Cash Investments	9,114	700	—
Futures Contracts—Assets[1]	12	—	—
Total	51,233	121,617	—
1 Represents variation margin on the last day of the reporting period.

Emerging Markets Select Stock Fund

D. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At January 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
MSCI Emerging Markets Index	March 2013	116	6,216	86

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. At January 31, 2013, the cost of investment securities for tax purposes was $161,334,000. Net unrealized appreciation of investment securities for tax purposes was $11,504,000, consisting of unrealized gains of $16,781,000 on securities that had risen in value since their purchase and $5,277,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD TRUSTEES' EQUITY FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: March 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TRUSTEES' EQUITY FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: March 20, 2013

VANGUARD TRUSTEES' EQUITY FUND

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: March 20, 2013

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.